Income Taxes - Schedule of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ 18,522	$ 15,574	$ 19,509	$ 7,609	$ (8,489)
China Operations [Member]
Schedule Of Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes			2,241	5,952	319
Non China Operations [Member]
Schedule Of Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes			$ 17,268	$ 1,657	$ (8,808)